Accumulated retained earnings - Reserve breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve breakdown
Revaluation reserve Royal Decree-Law 7/1996	€ 0	€ 0	€ 0
Reserves of subsidiaries	47,438	47,601	43,449
Equity Investments
Reserve breakdown
Restricted reserves	2,543	2,460	2,595
Legal reserve	1,734	1,734	1,662
Own shares	755	672	879
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	4,243	10,422	10,664
Voluntary reserves	6,123	6,128	4,603
Consolidation reserves attributable to the Bank	(1,880)	4,294	6,061
Reserves of subsidiaries	47,438	47,601	43,449
Reserves of entities accounted for using the equity method	1,572	1,504	1,210
Accumulated retained earnings and other reserves	€ 55,796	€ 61,987	€ 57,918